Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company’s interest rate swap agreements as at December 31, 2013, were as follows:

Outstanding principal as at December 31, 2013	Receive rate	Pay rate	Length of contract
(In US$ millions)
243	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
243	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
203	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
91	3 month LIBOR	1.11%	May 2013 - Jun 2020
88	3 month LIBOR	1.93%	Aug 2013 - Dec 2020
200	3 month LIBOR	2.19%	Dec 2013 - Dec 2020
200	3 month LIBOR	2.19%	Dec 2013 - Dec 2020
500	3 month LIBOR	2.18%	Dec 2013 - Dec 2020

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013		December 31, 2012
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	89.7	89.7	21.2	21.2
Revolving credit facility with Seadrill	(125.9)	(125.9)	—	—
Current portion of rig financing agreements with Seadrill	(108.3)	(108.3)	(339.0)	(339.0)
Long-term portion of rig financing agreements with Seadrill	(1,716.9)	(1,716.9)	(1,737.0)	(1,737.0)
Vendor financing loan agreement with Seadrill	(109.5)	(109.5)	—	—
Discount notes with Seadrill	(299.9)	(299.9)	—	—

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
	Total fair value as at December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Interest rate swap contracts	42.4	—	42.4	—
Total assets	42.4	—	42.4	—

		Fair value measurements at reporting date using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current liabilities:
Interest rate swap contracts	5.9	—	5.9	—
Total liabilities	5.9	—	5.9	—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
In the years ended December 31, 2013, 2012, and 2011 the Company's contract revenues were attributable to the following customers:

	2013	2012	2011
BP	35.0%	28.9%	26.8%
Total	19.6%	24.2%	30.0%
Tullow	18.8%	13.9%	—%
ExxonMobil *	14.5%	23.6%	30.8%
Chevron	12.1%	9.4%	12.5%
Total	100.0%	100.0%	100.0%
* During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.